SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of the year ended	$ 777,024	$ 540,517
New derivative liability		870,268
Reclassification to additional paid in capital from conversion of debt to common stock	(144,585)	(678,812)
Change in fair value	(292,149)	45,051
Balance at the end of the year ended	$ 340,290	$ 777,024